Other investments (Details) ₨ in Thousands, $ in Thousands		Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Investment in debt securities - unquoted
Investments in subsidiaries, joint ventures and associates		₨ 194,639	$ 2,814	₨ 145,718
Vashi Railway Station Commercial Complex Limited [Member]
Investment in equity instruments - unquoted
Investment in equity shares		150		150
Sarayu Clean Gen Private Limited [Member]
Investment in equity instruments - unquoted
Investment in equity shares		1,560		1,560
Attala Systems Corporation [Member]
Investment in debt securities - unquoted
Investment in Attala Systems Corporation	[1]	₨ 192,929		₨ 144,008

[1]	Unsecured convertible promissory note in the amount of USD 2,789 with Attala Systems Corporation, of which USD 400 (₹ 27,669 ),USD 175 (₹ 12,115),USD 750 (₹ 51,877 ),USD 375 (₹ 25,939),USD 375(₹ 25,939),USD 500(₹ 34,586) & USD 214(₹ 14,804) matures on 25th November 2021,26th November 2021 ,17th October 2019,4th January 2020,4th April 2020,30th October 2020 & 01st January 2021 respectively. The note bears interest at the rate of five percent (5%). The promissory note is convertible to equity securities under specific terms based on triggering events as defined in the agreement.